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General American Life Insurance Company
13045 Tesson Ferry Road
St. Louis MO  63128


                                September 7, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

         Re:      General American Separate Account Twenty-Nine
                  File No. 811-07252
                  -------------------------------------------------

Commissioners:

         Semi-Annual Reports dated June 30, 2005 of the underlying funds are incorporated herein by reference as the reports sent to contractowners of the General American Separate Account Twenty-Nine of General American Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The semi-annual reports for certain portfolios of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

                                        Sincerely,

                                        /s/Michele H. Abate
                                        Michele H. Abate
                                        Assistant General Counsel
                                        Metropolitan Life Insurance Company